OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Lease Payments
The following table summarizes the future minimum lease payments that we are contractually obligated to make under operating leases as of December 31, 2018:

(in thousands)	Third Party	Related Party	Total
2019	$24,211	$3,330	$27,541
2020	20,547	3,285	23,832
2021	17,301	3,324	20,625
2022	14,558	3,322	17,880
2023	10,269	705	10,974
Thereafter	13,446	730	14,176
Total	$100,332	$14,696	$115,028